INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS The Company reviews the estimated useful lives of intangible assets at the end of each reporting period. The Company determined that the useful lives of the assets included as intangible assets are in accordance with their expected lives.
If any impairment indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is the higher of fair value less costs of disposal and value in use. The discount rate use is the appropriate weighted average cost of capital.

During the year, the Company considered the recoverability of its internally generated intangible asset which are included in the consolidated financial statements as of December 31, 2021 and 2020 with a carrying amount of 32,227 and 18,537, respectively.

The Company has recognized an impairment of 83 and 720 as of December 31, 2020 and 2019, respectively. As of December 31, 2021 no impairment was recognized. The impairment was recognized as a result of the Company's evaluation of such internal developments, upon which the Company projected lower future cash flows from the related intangible assets.

Intangible assets as of December 31, 2021 included the following:

	Licenses and internal developments	Customer relationships and contracts	Non-compete agreements	Cryptocurrencies(*)	Total
Useful life (years)	5	1 - 9	3
Cost
Values at beginning of year	72,538	74,792	834	—	148,164
Additions related to business combinations (note 26.18)	2,031	12,046	127	—	14,204
Additions from separate acquisitions	7,316	—	—	1,216	8,532
Additions from internal development	29,713	—	—	—	29,713
Disposals	(12,565)	—	—	—	(12,565)
Translation	3	(2)	—	—	1
Values at end of year	99,036	86,836	961	1,216	188,049

Amortization and impairment
Accumulated at beginning of year	47,360	13,459	624	—	61,443
Additions	21,244	15,093	317	—	36,654
Impairment loss recognized in profit or loss	—	—	—	80	80
Disposals	(12,153)	—	—	—	(12,153)
Translation	9	—	—	—	9
Accumulated at end of year	56,460	28,552	941	80	86,033
Carrying amount	42,576	58,284	20	1,136	102,016

(*) As of December 31, 2021, the Company´s crypto assets are comprised by Bitcoin and Ethereum.
Intangible assets as of December 31, 2020 included the following:

	Licenses and internal developments	Customer relationships and contracts	Non-compete agreements	Total
Useful life (years)	5	1 - 9	3
Cost
Values at beginning of year	48,318	25,285	586	74,189
Additions related to business combinations (note 26.18)	813	49,507	248	50,568
Additions from separate acquisitions	7,065	—	—	7,065
Additions from internal development	17,388	—	—	17,388
Disposals	(1,025)	—	—	(1,025)
Translation	(21)	—	—	(21)
Values at end of year	72,538	74,792	834	148,164

Amortization and impairment
Accumulated at beginning of year	35,473	11,020	586	47,079
Additions	12,328	2,439	38	14,805
Impairment loss recognized in profit or loss	83	—	—	83
Disposals	(518)	—	—	(518)
Translation	(6)	—	—	(6)
Accumulated at end of year	47,360	13,459	624	61,443
Carrying amount	25,178	61,333	210	86,721